Financial Risk and Fair Value Disclosures - Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	$ 12,211,621	$ 13,171,811
Payables	27,197,187	23,287,859
Guarantee deposits	296,694	665,793
Bonds payable	39,939,843	43,236,182
Long-term loans	38,846,712	37,009,657
Lease liabilities	7,128,064
Other financial liabilities	21,114,113	21,960,458
Total	146,734,234	139,331,760
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	12,211,621	13,171,811
Payables	26,998,325	23,088,071
Guarantee deposits	100,584	52,890
Bonds payable	20,659,607	3,000,855
Long-term loans	6,104,795	4,036,260
Lease liabilities	740,939
Other financial liabilities	0	112,744
Total	66,815,871	43,462,631
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	198,862	199,788
Guarantee deposits	97,108	154,787
Bonds payable	10,590,265	23,187,913
Long-term loans	19,631,931	10,997,829
Lease liabilities	1,413,978
Other financial liabilities	12,668,287	0
Total	44,600,431	34,540,317
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	0	0
Guarantee deposits	0	15,385
Bonds payable	8,689,971	8,484,393
Long-term loans	13,097,986	17,209,849
Lease liabilities	1,180,955
Other financial liabilities	8,445,826	17,477,984
Total	31,414,738	43,187,611
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	0	0
Guarantee deposits	99,002	442,731
Bonds payable	0	8,563,021
Long-term loans	12,000	4,765,719
Lease liabilities	3,792,192
Other financial liabilities	0	4,369,730
Total	$ 3,903,194	$ 18,141,201